BRANDON J. CAGE

Vice President and Managing Counsel

Writer’s Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

May 1, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Protective Life and Annuity Insurance Company
PLAIC Variable Annuity Account S
Schwab Genesis Variable Annuity NY
Filing Pursuant to Rule 497(j) for
File No. 333-240193; 811-23594

Commissioners:

On behalf of  Protective Life and Annuity Insurance Company and the PLAIC Variable Annuity Account S, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Schwab Genesis Variable Annuity NY”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for PLAIC Variable Annuity Account S as filed electronically with the Commission on April 17, 2025.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage